Offerings	Sep. 11, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A ordinary shares underlying redeemable warrants included as part of the units
Amount Registered | shares	2,395,833
Proposed Maximum Offering Price per Unit	11.50
Maximum Aggregate Offering Price	$ 27,552,079.50
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,804.94
Offering Note	Represents 2,395,833 additional Class A ordinary shares issuable upon exercise of 2,395,833 additional redeemable warrants being registered pursuant to this Amendment No. 2 to Form S-1, reflecting the increase in warrant coverage from one-fourth to one-third of one redeemable warrant per unit. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act. Pursuant to Rule 416(a) under the Securities Act, there are also being registered an indeterminable number of additional securities as may be offered or issued to prevent dilution resulting from share subdivisions, stock dividends, or similar transactions.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Redeemable warrants included as part of the units
Amount Registered | shares	2,395,833
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Represents 2,395,833 additional redeemable warrants being registered pursuant to this Amendment No. 2 to Form S-1, reflecting the increase in warrant coverage from one-fourth to one-third of one redeemable warrant per unit. Pursuant to Rule 416(a) under the Securities Act, there are also being registered an indeterminable number of additional securities as may be offered or issued to prevent dilution resulting from share subdivisions, stock dividends, or similar transactions. No fee pursuant to Rule 457(g) under the Securities Act.
Offering: 3
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Units, each consisting of one Class A ordinary share, $0.0001 par value, and one-third of one redeemable warrant
Amount Registered | shares	28,750,000
Proposed Maximum Offering Price per Unit	10.00
Maximum Aggregate Offering Price	$ 287,500,000.00
Amount of Registration Fee	$ 39,703.75
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act of 1933, as amended (the "Securities Act"). Includes 3,750,000 units, consisting of 3,750,000 Class A ordinary shares and 1,250,000 redeemable warrants, which may be issued upon exercise of a 45-day option granted to the underwriters to cover over-allotments, if any.
Offering: 4
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Class A ordinary shares included as part of the units
Amount Registered | shares	28,750,000
Maximum Aggregate Offering Price	$ 0.00
Amount of Registration Fee	$ 0.00
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act of 1933, as amended (the "Securities Act"). Pursuant to Rule 416(a) under the Securities Act, there are also being registered an indeterminable number of additional securities as may be offered or issued to prevent dilution resulting from share subdivisions, stock dividends, or similar transactions. No fee pursuant to Rule 457(g) under the Securities Act.
Offering: 5
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Redeemable warrants included as part of the units
Amount Registered | shares	7,187,500
Maximum Aggregate Offering Price	$ 0.00
Amount of Registration Fee	$ 0.00
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act of 1933, as amended (the "Securities Act"). Pursuant to Rule 416(a) under the Securities Act, there are also being registered an indeterminable number of additional securities as may be offered or issued to prevent dilution resulting from share subdivisions, stock dividends, or similar transactions. No fee pursuant to Rule 457(g) under the Securities Act.
Offering: 6
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A ordinary shares underlying redeemable warrants included as part of the units
Amount Registered | shares	7,187,500
Proposed Maximum Offering Price per Unit	11.50
Maximum Aggregate Offering Price	$ 82,656,250.00
Amount of Registration Fee	$ 11,414.83
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act of 1933, as amended (the "Securities Act"). Pursuant to Rule 416(a) under the Securities Act, there are also being registered an indeterminable number of additional securities as may be offered or issued to prevent dilution resulting from share subdivisions, stock dividends, or similar transactions.